SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details)	Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number of Warrants	61,500,355
Weighted Average Remaining Life in Years	1 year 1 month 13 days
Warrants Weighted Average Exercise Price | $ / shares	$ 0.15
Warrants Outstanding, Number of Exercisable	61,500,355
Exercise Price 1 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 0.13
Warrants Outstanding, Number of Warrants	961,539
Weighted Average Remaining Life in Years	2 years 10 months 24 days
Warrants Weighted Average Exercise Price | $ / shares	$ 0.13
Warrants Outstanding, Number of Exercisable	961,539
Exercise Price 2 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 0.15
Warrants Outstanding, Number of Warrants	33,000,066
Weighted Average Remaining Life in Years	3 months
Warrants Weighted Average Exercise Price | $ / shares	$ 0.15
Warrants Outstanding, Number of Exercisable	33,000,066
Exercise Price 3 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 0.20
Warrants Outstanding, Number of Warrants	4,373,750
Warrants Weighted Average Exercise Price | $ / shares	$ 0.20
Warrants Outstanding, Number of Exercisable	4,373,750
Exercise Price 3 [Member] | Warrant [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Remaining Life in Years	3 years 2 months 26 days
Exercise Price 3 [Member] | Warrant [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Remaining Life in Years	3 years 5 months 23 days
Exercise Price 4 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 0.20
Warrants Outstanding, Number of Warrants	11,300,000
Weighted Average Remaining Life in Years	1 year 6 months 7 days
Warrants Weighted Average Exercise Price | $ / shares	$ 0.12
Warrants Outstanding, Number of Exercisable	11,300,000
Exercise Price 5 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 0.20
Warrants Outstanding, Number of Warrants	11,865,000
Weighted Average Remaining Life in Years	1 year 9 months 25 days
Warrants Weighted Average Exercise Price | $ / shares	$ 0.12
Warrants Outstanding, Number of Exercisable	11,865,000